Pension Plans (Tables)	9 Months Ended
Dec. 31, 2019
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the nine months ended December 31, 2018 and 2019 consists of the following:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Japanese plans:
Service cost	¥4,144	¥4,384
Interest cost	542	438
Expected return on plan assets	(2,042)	(2,083)
Amortization of prior service credit	(673)	(615)
Amortization of net actuarial loss	633	865
Amortization of transition obligation	0	0

Net periodic pension cost	¥2,604	¥2,989

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Overseas plans:
Service cost	¥2,433	¥2,649
Interest cost	1,484	1,275
Expected return on plan assets	(3,292)	(3,242)
Amortization of prior service credit	(134)	(115)
Amortization of net actuarial loss	59	368
Amortization of transition obligation	3	2

Net periodic pension cost	¥553	¥937

Net pension cost of the plans for the three months ended December 31, 2018 and 2019 consists of the following:

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Japanese plans:
Service cost	¥1,382	¥1,507
Interest cost	181	151
Expected return on plan assets	(680)	(713)
Amortization of prior service credit	(225)	(210)
Amortization of net actuarial loss	211	288
Amortization of transition obligation	0	0

Net periodic pension cost	¥869	¥1,023

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Overseas plans:
Service cost	¥802	¥883
Interest cost	491	426
Expected return on plan assets	(1,090)	(1,101)
Amortization of prior service credit	(44)	(39)
Amortization of net actuarial loss	20	113
Amortization of transition obligation	1	0

Net periodic pension cost	¥180	¥282

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.